CASH AND BANK BALANCES (Details Narrative)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Fixed deposit term	1 month	1 month
Effective interest rate percentage	2.73%	2.20%
Top of range [member]
IfrsStatementLineItems [Line Items]
Fixed deposit term	12 months	12 months
Effective interest rate percentage	5.32%	5.55%